Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Non-controlling interest [Abstract]
Schedule of Non-controlling Interest Changes

The table below shows the changes for the years ended December 31, 2019 and 2018:

	2 0 1 9	2 0 1 8

Balance at beginning of year	$(323,369)	$(108,572)
Share of profits and losses for the year	(333,109)	(206,417)
Share of translation effects of foreign subsidiaries	(116,648)	(8,380)
Balance at the end of the year	$(773,126)	$(323,369)